FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

19. FAIR VALUE MEASUREMENTS

        According to U.S. GAAP requirements the Group records derivative instruments, redeemable noncontrolling interest, contingent consideration and investment in a mutual investment fund at fair value on a recurring basis.

        The following tables summarize those assets and liabilities measured at fair value on a recurring basis:

	Significant observable inputs (Level 1) as of December 31, 2013	Significant other observable inputs (Level 2) as of December 31, 2013	Significant unobservable inputs (Level 3) as of December 31, 2013
Assets
Mutual investment fund "Reservnyi" (Note 6 and 22)	4,154	—	—
Derivative instruments (Note 18)	—	1,837	—
Liabilities
Derivative instruments (Note 18)	—	(421)	—
Contingent consideration	—	—	(11)
Redeemable noncontrolling interest (Note 24)	—	—	(2,932)

	Significant other observable inputs (Level 2) as of December 31, 2012	Significant unobservable inputs (Level 3) as of December 31, 2012
Assets
Derivative instruments (Note 18)	136	—
Liabilities
Derivative instruments (Note 18)	(403)	—
Contingent consideration	—	(277)
Redeemable noncontrolling interest (Note 24)	—	(2,298)

        Changes in the Group's net assets and earnings resulted from fair value measurements of Level 3 assets and liabilities were not significant for the years ended December 31, 2013 and 2012. There were no realized and unrealized gains and losses on Level 3 assets and liabilities for the years ended December 31, 2013 and 2012.

        The fair value measurement of the Group's derivative instruments is based on the observable yield curves for similar instruments. The redeemable noncontrolling interest was measured at fair value using a discounted cash flow technique. The fair value of contingent consideration was determined as the best estimate of all possible outcomes of the contingency. The inputs are based on all available internal and external information, including growth projections and industry experts' estimates, where applicable.

        The most significant quantitative inputs used to measure the fair value of redeemable noncontrolling interest as of December 31, 2013 and 2012 are presented in the table below:

	December 31,
Unobservable inputs	2013	2012
Discount rate	12%	12%
Revenue growth rate	0.7% - 1.2% (av. 0.9%)	0.5% - 1.0% (av. 0.7%)
OIBDA margin	49.4% - 50.7% (av. 49.8%)	44.0% - 45.5% (av. 44.6%)

        There were no transfers between levels within the hierarchy for the years ended December 31, 2013 and 2012.

        In addition to assets and liabilities that are recorded at fair value on a recurring basis, the Group records assets and liabilities at fair value on a nonrecurring basis. Generally, assets are recorded at fair value on a nonrecurring basis as a result of impairment charges. No impairment charges were recognized in the consolidated statements of operations and comprehensive income for the year ended December 31, 2013. The losses recognized on assets measured at fair value on a nonrecurring basis for the year ended December 31, 2012 are summarized below. In 2013, these losses were assigned to discontinued operations (Note 4):

2012
Property, Plant and Equipment	8,438
Licenses	2,709
Rights to use radio frequencies	2,523
Numbering capacity	1,190
Software and other intangible assets	1,654
Goodwill	3,523

Total	20,037

        As of December 31, 2012, the fair value of the impaired property, plant and equipment, other intangible assets, licenses and goodwill amounted to RUB 7,782 million, RUB 1,558 million, nil and nil, respectively.

        The Group used a probability-weighted valuation technique to determine the fair value of the long-lived assets. The fair value of long-lived assets was determined based on unobservable inputs ("Level 3" of the hierarchy established by the U.S. GAAP guidance). In calculation of future cash flows for the assessment of the fair value of long-lived assets the Group used forecasts of Uzbekistan telecommunication market and Uzdunrobita's position on that market. The forecasts were based on all available internal and external information, including growth projections and industry experts' estimates.

        The carrying amounts of cash and cash equivalents; short-term investments; accounts receivable; accounts payable and accrued expenses approximate their fair values because of the relatively short-term maturities of these financial instruments.

        The fair value of notes payable is estimated based on quoted prices for those instruments ("Level 1" of the hierarchy established by the U.S. GAAP guidance). As of December 31, 2013 and 2012, the fair value of notes payable, including the current portion, amounted to RUB 106,668 million and RUB 86,657 million, respectively.

        The fair value of bank loans and other debt is estimated using discounted cash flows and market-based expectations for interest rates, credit risk and the contractual terms of the debt instruments ("Level 2" of the hierarchy established by the U.S. GAAP guidance). As of December 31, 2013 and 2012, the fair value of bank loans and other debt, including the current portion, approximates their carrying value and amounted to RUB 116,356 million and RUB 151,323 million, respectively.